Loans and Allowance for Loan Losses (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses by impairment methodology
Individually evaluated for impairment	$ 4,020	$ 3,748
Collectively evaluated for impairment	10,822	10,061
Total	14,842	13,809
Individually evaluated for impairment	39,189	53,451
Collectively evaluated for impairment	807,795	789,479
Net loans	832,142	829,121
Commercial, Financial, and Agricultural [Member]
Allowance for loan losses by impairment methodology
Individually evaluated for impairment	213	239
Collectively evaluated for impairment	1,724	1,565
Total	1,937	1,804
Individually evaluated for impairment	4,157	4,428
Collectively evaluated for impairment	125,883	124,127
Net loans	130,040	128,555
Real Estate Construction - Residential [Member]
Allowance for loan losses by impairment methodology
Individually evaluated for impairment	125	167
Collectively evaluated for impairment	607	1,021
Total	732	1,188
Individually evaluated for impairment	2,496	1,147
Collectively evaluated for impairment	19,681	29,054
Net loans	22,177	30,201
Real Estate Construction - Commercial [Member]
Allowance for loan losses by impairment methodology
Individually evaluated for impairment	542	380
Collectively evaluated for impairment	1,169	1,182
Total	1,711	1,562
Individually evaluated for impairment	7,762	7,867
Collectively evaluated for impairment	35,724	39,830
Net loans	43,486	47,697
Real Estate Mortgage - Residential [Member]
Allowance for loan losses by impairment methodology
Individually evaluated for impairment	1,069	653
Collectively evaluated for impairment	2,318	2,598
Total	3,387	3,251
Individually evaluated for impairment	5,771	6,569
Collectively evaluated for impairment	215,452	196,885
Net loans	221,223	203,454
Real Estate Mortgage - Commercial [Member]
Allowance for loan losses by impairment methodology
Individually evaluated for impairment	2,071	2,309
Collectively evaluated for impairment	4,763	3,425
Total	6,834	5,734
Individually evaluated for impairment	18,959	33,440
Collectively evaluated for impairment	386,133	369,520
Net loans	405,092	402,960
Installment Loans to Individuals [Member]
Allowance for loan losses by impairment methodology
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	239	267
Total	239	267
Individually evaluated for impairment	44	0
Collectively evaluated for impairment	24,922	30,063
Net loans	24,966	30,063
Unallocated [Member]
Allowance for loan losses by impairment methodology
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	2	3
Total	2	3
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	0	0
Net loans	$ 0	$ 0